Convertible Notes and Note Payable	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES AND NOTE PAYABLE

8. CONVERTIBLE NOTES AND NOTE PAYABLE

SNAP June 2020 Note

In June 2020, the Company issued a promissory note, the SNAP June 2020 Note, to a Lender in exchange for $15,000 in cash proceeds. This note has an annual interest rate of 5% and a maturity date of June 26, 2022, if not converted earlier pursuant to conversion terms and change in control events as described below. All unpaid interest and principal are due and payable upon request of the Lender on or after the SNAP June 2020 Note’s maturity date.

The outstanding principal balance and unpaid accrued interest of the SNAP June 2020 Note are convertible pursuant to the following terms (“SNAP June 2020 Note Conversion Feature” or “Conversion Feature”): automatic conversion into equity shares in the next equity financing round (“SNAP June 2020 Note Qualified Financing,” or “Qualified Financing”) at a conversion price equal to either (a) the lowest cash price per share paid by investors in such qualified financing (which will reflect at least a 20% discount to the price per share paid by other investors purchasing securities in additional closings), or (b) if there are no additional closings, 0.80 times the price per share paid by investors purchasing equity securities in the Qualified Financing. The SNAP June 2020 Note Qualified Financing shall be at least $30,000, which excludes the conversion of the SNAP June 2020 Note and any other indebtedness.

Furthermore, upon a change of control event, the Company shall settle the SNAP June 2020 Note in cash, pursuant to the following terms (“Redemption Features”):

—	200% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note; and

—	100% of the then outstanding principal amount of the respective note plus any unpaid accrued interest on the original principal of such note, provided that if the change of control transaction closes between the Company and the Lender or an affiliate of the Lender.

The Company evaluated whether the SNAP June 2020 Note contains embedded features that meet the definition of derivatives under ASC 815, Derivatives and Hedging. The Conversion Feature qualifies as a derivative as it continuously resets as the underlying stock price increases or decreases so as to provide a variable number of shares for a fixed value of equity to the holders at any conversion date. As such, the Conversion Feature is bifurcated and accounted for as a derivative liability to be remeasured at the end of each reporting period. The Company recorded the bifurcated Conversion Feature initially at fair value with the residual value being allocated to the SNAP June 2020 Note as a debt discount. The fair value of the Conversion Feature upon issuance in June 2020 was $2,460, which was recorded as a derivative liability on the Company’s condensed consolidated balance sheet. The Redemption Feature of the SNAP June 2020 Note does not meet the definition of a derivative. Therefore, the Redemption Feature is not bifurcated.

The total amount of debt discount at issuance for the SNAP June 2020 Note was $2,529. The Company amortized the aggregate debt discount using the effective interest method. The Company recognized total interest expense of $515 associated with the SNAP June 2020 Note for the three months ended March 31, 2022, out of which $330 relates to the amortization of the debt discount. The debt discount related to the SNAP June 2020 Note is amortized over the life of the instrument, beginning at note issuance and ending on June 26, 2022, the date of maturity.

The SNAP June 2020 Note contains a conversion feature in which outstanding principal and any unpaid accrued interest automatically converts into equity securities. This conversion occurs when the Company issues and sells equity securities in a bona fide equity financing with total proceeds to the Company totaling more than $30,000, excluding the face value of the SNAP June 2020 Note (“SNAP June 2020 Note Qualified Financing”).

The following table summarizes the unamortized debt discount, fair value of conversion feature, and accrued interest as of March 31, 2022 and December 31, 2021, and fair value remeasurement for the three months ended March 31, 2022 and March 31, 2021:

	March 31, 2022	December 31, 2021
Unamortized debt discount	$327	$657
Fair value of conversion feature	$4,080	$3,488
Accrued interest	$1,321	$1,136

	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Remeasurement of conversion feature – gain/(loss)	$(592)	$(1,150)

Accrued interest is included in accrued liabilities on the condensed consolidated balance sheets to reflect the classification of the SNAP June 2020 Note as short-term in nature on March 31, 2022 and December 31, 2021. The Company recorded the remeasurement of derivative liabilities in other expense, net on the condensed consolidated statements of operations and comprehensive loss.

SVB March 2021 Note

In March 2021, the Company entered into a loan and security agreement with a commercial bank to borrow $30,000 along with the issuance of warrants to purchase 127,570 shares of the Company’s common stock. The warrant’s allocated fair value was $2,316 at issuance. The SVB March 2021 Note also contains a final payment provision of $1,050. The warrants were recognized as a debt discount at issuance and recorded as a reduction of the debt balance under a relative fair value approach. The Company recorded the final payment as an increase to the principal balance and debt discount for the entire payment amount. The Company is amortizing the discounts on an effective interest basis over the period from issuance through the Early Maturity Date (as defined below).

The loan bears interest at an annual rate equal to the greater of 9% or 5.75% above the Prime Rate. As of March 31, 2022, the interest rate was 9.25%. Payments are interest-only for the first twelve months and are fully amortizable thereafter. The Company recorded interest expense in the condensed consolidated statements of operations and comprehensive loss for the three-month period ended March 31, 2022 of $675, of which $233 remained unpaid as accrued interest.

The term loan amortization date is April 1, 2022, with an opportunity for a six-month extension if certain performance milestones are met. The total amount of debt discount at issuance was $3,532. As of March 31, 2022 and December 31, 2021, the unamortized debt discount totaled $240 and $1,086, respectively. The maturity date of the loan is April 26, 2022 (“Early Maturity Date”), with an opportunity for extension to September 2024 or March 2025 if certain performance milestones are met, including the conversion of the SNAP June 2020 Note. Accordingly, the Company has classified the entire note payable balance as short-term as of March 31, 2022.

SCI June 2021 Note

In June 2021, the Company entered into a loan and security agreement with a lender to obtain credit extensions to the Company. Extensions may be requested in $5,000 increments up to a total commitment amount of $15,000. The Company drew an initial $5,000 on June 14, 2021 and the remaining $10,000 on December 1, 2021. The SCI June 2021 Note also contains a final payment provision of 3.5% on each draw or $525 in total. Additionally, warrants were issued alongside the convertible note to purchase 63,785 shares of SoundHound’s common stock. The warrant’s allocated fair value was $1,526 at issuance. The Company recorded the final payment as an increase to the principal balance and debt discount for the entire payment amount upon each draw.

As the warrants and discounts of $2,150 are directly attributable to the total commitment of $15,000, the Company has presented its unamortized debt issuance cost associated with this convertible note as a current asset, recorded as debt issuance cost on the condensed consolidated balance sheets. The Company is amortizing the cost on a straight-line basis from the issuance date through the early maturity date of June 26, 2022. The Company recorded $566 in interest expense related to the debt discounts during the three-month period ended March 31, 2022. As of March 31, 2022, the unamortized debt discount totaled $566.

The loan bears interest at an annual rate equal to the greater of 9% or 5.75% above the Prime Rate. As of March 31, 2022, the interest rate is 9.25%. Payments are interest-only for the first twelve months and are fully amortizing thereafter. The Company incurred and paid $338 in stated interest in the condensed consolidated statements of operations and comprehensive loss for the three-month period ended March 31, 2022.

The loan amortization date is June 1, 2022, with an opportunity for a six-month extension if certain performance milestones are met. The maturity date of the loan is the earlier of May 2025 or when the SNAP June 2020 Note is either paid in full or matures on June 26, 2022. Upon mutual consent of the Company and its Agent, the outstanding principal amount of term loan advances may be converted into equity securities that are issued by SoundHound in an Initial Public Offering (“IPO”) or by a Special Purpose Acquisition Company (“SPAC”) during a private placement sale of SoundHound’s equity securities that closes substantially concurrently with the closing of a SPAC acquisition. If conversion occurs in connection with an IPO, the conversion of the principal amount shall be into the same class and series of equity securities for the initial price per security to the public sold in the IPO. If conversion occurs in connection with a SPAC, the conversion of principal amount shall be into the equity securities purchased by other investors in the SPAC at the same share price and upon the same terms. As of March 31, 2022, the Company has classified the SCI June 2021 Note as a current liability on its condensed consolidated balance sheet.

The below table summarizes the Company’s debt balances as of March 31, 2022 and December 31, 2021:

March 31, 2022
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(240)
Carrying value	$30,810

	March 31, 2022
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(327)	—	(327)
Total	$14,673	$15,525	$30,198
Unamortized debt issuance cost recorded as an asset	$—	$566	$566

December 31, 2021
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(1,086)
Carrying value	$29,964

	December 31, 2021
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(657)	—	(657)
Total	$14,343	$15,525	$29,868
Unamortized debt issuance cost recorded as an asset	$—	$1,132	$1,132

Additionally, interest expense on the condensed consolidated statements of operations and comprehensive loss is inclusive of stated interest incurred on the Company’s debt instruments during the relevant periods, as well as the amortization of debt discounts and issuance costs. The life of each instrument may be shortened if a lender demands payment if certain events occur that are outside the control of the Company.